united states
                                      securities and exchange commission
                                             washington, d.c. 20549

                                                   form n-csr

                         certified shareholder report of registered management
                                               investment companies

Investment Company Act file number 811-09096

AmeriPrime Funds
                           (Exact name of registrant as specified in charter)

431 North Pennsylvania Street, Indianapolis, Indiana 46204
         (Address of principal executive offices)             (Zip code)

Timothy Ashburn, Unified Fund Services, Inc., 431 North Pennsylvania Street
                                            Indianapolis, Indiana 46204
                           (Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end: 06/30

Date of reporting period: 06/30/03

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.


                                                                   June 30, 2003

Dear Fellow Shareholders,

     We are pleased to present our annual report for the fiscal year ending June 30, 2003. The report covers the 12-month performance of the IMS Capital Value Fund and the performance of the IMS Strategic Allocation Fund since its inception on November 5, 2002.

     Once again, the IMS Capital Value Fund handily beat its benchmark, the Russell Mid-Cap Value Index. These results have earned the Fund much national acclaim. BusinessWeek magazine recently singled out the IMS Capital Value Fund as one of the best funds in the country over the past five years in terms of risk adjusted returns. In addition, the Wall Street Journal, the New York Times, CBS MarketWatch and Dow Jones News Wires have all run pieces that have pointed out the stellar performance of the IMS Capital Value Fund during the past 12 months *. Over that time, the IMS Capital Value Fund has increased in size from $17.1 million to $31.4 million.

     The success of the IMS Capital Value Fund enabled us to launch two new offerings, the IMS Strategic Allocation Fund (IMSAX) and the IMS Strategic Income Fund (IMSIX), which provide our shareholders greater diversification and potential exposure to all of the major asset classes and investment styles.

The IMS Strategic Allocation Fund posted solid returns during the period.

     The IMS Strategic Allocation Fund will typically be invested in a broadly diversified portfolio of exchange-traded index funds (ETFs) which cover the major asset classes and investment styles including large-cap value, mid-cap value, small-cap value, large-cap growth, mid-cap growth, small-cap growth, international, fixed income and real estate. In addition, the Fund may invest in industry sector funds. If we believe the market is likely to decline, we have the flexibility to invest defensively and hold up to 50% of the assets in bonds, up to 25% in real estate investment trusts and up to 25% in cash equivalents.

     The principals and employees of IMS Capital Management continue to invest a significant portion of their assets in the IMS Family of Funds. We thank you for the confidence and trust you have shown by investing with us.

Sincerely,




/s/ Carl W. Marker                                 /s/ Arthur Nunes
Carl W. Marker                                     Arthur G. Nunes, CFP
Portfolio Manager,                                 Co-Portfolio Manager,
IMS Capital Value Fund                             IMS Strategic Allocation Fund


* References:
         BusinessWeek, January 27, 2003, pg. 58
         Wall Street Journal, June 27, 2003, pg. C12
         New York Times, May 18, 2003, pg. BU7
         CBS MarketWatch, May 21, 2003, Andrea Coombes
         Dow Jones News Wires, June10, 2003, Roger Cheng


     The prospectus should be read carefully before investing. To request a prospectus for more complete information, including charges and expenses, call toll free 1-800-934-5550. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc.,
431 North Pennsylvania Street
Indianapolis, IN 46204

Member NASD, SIPC.

Performance - IMS Capital Value Fund

     The IMS Capital Value Fund beat its benchmark, the Russell Mid-Cap Value Index over the past three, six, and twelve-month periods.

     The IMS Capital Value Fund employs a fundamental value approach that considers several momentum factors as well. Companies selected must be seasoned and fit into at least one of our strategic focus areas. These areas include entertainment/leisure, technology, communications, healthcare, financial services, consolidating industries, defensive industries and consumer staples. Momentum factors include positive earnings surprises, positive earnings revisions, positive relative strength and positive developments within the company's business.

     Another factor is "seasoning" which requires some patience. We have found that a company that has suffered a drastic loss in market value requires at least 18 to 24 months to rectify the situation and start outperforming the market. For example, the Fund's largest holding, Marvel Enterprises, generated many popular cartoon characters, but it did not have proper licensing arrangements in place. New management rectified that problem prior to the company's involvement in the Spider-Man movie, which became one of the biggest grossing movies of all time.

                                                                                     Average Annual
                                                                   5 Year             Return Since
                            3 Month      6 Month    1 Year     Average Annual          Inception
                             Return      Return     Return         Return           (August 5, 1996)
                          -----------------------------------------------------------------------------

IMS Capital Value Fund       24.34%      27.15%     18.28%          8.90%                10.77%

Russell Mid-Cap Value Index  17.89%      13.11%     -0.64%          4.07%                10.61%

                         IMS Capital Value Fund      Russell Mid-Cap Value Index

       8/5/96                  10,000.00                         10,000.00
      6/30/97                  12,450.00                         13,071.39
      6/30/98                  13,235.11                         16,437.28
      6/30/99                  15,692.44                         17,362.08
      6/30/00                  16,695.52                         15,989.03
      6/30/01                  17,315.89                         19,814.44
      6/30/02                  17,134.49                         20,195.33
      6/30/03                  20,267.05                         20,066.61


     *This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the Russell Mid-Cap Value Index on August 5, 1996 (commencement of operations) and held through June 30, 2003. The Russell Mid-Cap Value Index is a widely recognized unmanaged index of common stocks. Performance figures reflect the change in value of the stocks in the index and reflect reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Performance - IMS Strategic Allocation Fund

     After lagging slightly since its November 5, 2002 inception, the IMS Strategic Allocation Fund approached the benchmark over the six-month period and beat it during the second quarter of 2003.

     The primary reason why the Fund lagged in the early months was an emphasis on large-cap stocks which trailed the performance of small and mid-caps. However, that performance advantage diminished as 2003 progressed. The Fund has the ability to be overweight in various market capitalizations, investment styles, industries or sectors when those areas are outperforming. In addition, the Fund can raise cash and re-allocate funds into more defensive assets if appropriate such as bonds, real estate investment trusts or cash equivalents.

                                                          Total Return
                              3 Month     6 Month        Since Inception
                              Return       Return      (November 5, 2002)
                            -------------------------------------------------

IMS Strategic Allocation Fund  16.43%       9.32%              5.60%

     S&P 500 Index             15.39%       11.75%             7.77%

                            IMS Strategic Allocation Fund      S&P 500 Index

      11/4/02                          10,000.00                 10,000.00
     11/30/02                          10,200.00                 10,244.85
     12/31/02                           9,660.00                  9,643.31
      1/31/03                           9,380.00                  9,391.19
      2/28/03                           9,300.00                  9,250.07
      3/31/03                           9,070.00                  9,339.62
      4/30/03                           9,760.00                 10,108.56
      5/31/03                          10,440.00                 10,640.65
      6/30/03                          10,560.00                 10,776.57


     *This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on November 5, 2002 (commencement of operations) and held through June 30, 2003. The S&P 500 Index is a widely recognized unmanaged index of common stocks. Performance figures reflect the change in value of the stocks in the index, reflect reinvestment of dividends and are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

IMS Capital Value Fund
Schedule of Investments
June 30, 2003

Common Stocks - 91.29%                                                          Shares                    Value

Bottled & Canned Soft Drinks & Carbonated Waters - 2.00%
PepsiAmericas, Inc.                                                                50,000                $   628,000
                                                                                                     ----------------

Cable & Other Pay Television Services - 4.04%
Comcast Corp. Class A (a)                                                          42,000                  1,267,560
                                                                                                     ----------------

Cleaning Preparations, Perfumes, Cosmetics - 2.71%
Dial Corp.                                                                         43,800                    851,910
                                                                                                     ----------------

Computer Communication Equipment - 1.04%
3Com Corp (a)                                                                      70,000                    327,600
                                                                                                     ----------------

Computer Storage Devices - 2.41%
EMC Corp. (a)                                                                      72,200                    755,934
                                                                                                     ----------------

Dolls & Stuffed Toys - 7.30%
Marvel Enterprises, Inc.  (a) (c)                                                 120,000                  2,292,000
                                                                                                     ----------------

Electrical Industrial Apparatus - 2.38%
American Power Conversion, Inc.  (a)                                               48,000                    748,320
                                                                                                     ----------------

Fats & Oils - 1.24%
Archer Daniels Midland Co.                                                         30,250                    389,317
                                                                                                     ----------------

Hospital & Medical Service Plans - 7.41%
Humana, Inc. (a)                                                                   78,900                  1,191,390
PacifiCare Health Systems, Inc. (a)                                                23,000                  1,134,590
                                                                                                     ---------------

                                                                                                           2,325,980
                                                                                                     ----------------

Life Insurance - 1.83%
Lincoln National Corp.                                                             16,100                    573,643
                                                                                                     ----------------

National Commercial Banks - 1.12%
First Tennessee National Corp.                                                      8,000                    351,280
                                                                                                     ----------------

Petroleum Refining - 2.68%
Amerada Hess Corp.                                                                 17,100                    840,978
                                                                                                     ----------------

Pharmaceutical Preparations - 4.85%
Chiron, Corp.                                                                       6,000                    262,320
Watson Pharmaceuticals, Inc. (a)                                                   31,200                  1,259,544
                                                                                                     ---------------

                                                                                                           1,521,864
                                                                                                    ----------------

See accompanying notes which are an integral part of the financial statements.

IMS Capital Value Fund
Schedule of Investments - continued
June 30, 2003

Common Stocks - 91.29% - continued                                              Shares                    Value

Radio & Tv Broadcasting & Communications Equipment - 3.40%
Harris Corp.                                                                       12,000                  $ 360,600
Motorola, Inc.                                                                     75,000                    707,250
                                                                                                     ----------------

                                                                                                           1,067,850
                                                                                                     ----------------

Refuse Systems - 1.53%
Waste Management, Inc.                                                             20,000                    481,800
                                                                                                     ----------------

Retail - Catalog & Mail - Order Houses - 1.17%
Schein Henry, Inc. (a)                                                              7,000                    366,380
                                                                                                     ----------------

Retail - Drug Stores & Proprietary Stores - 3.77%
Rite Aid Corp. (a)                                                                266,000                  1,183,700
                                                                                                     ----------------

Retail - Grocery Stores - 2.59%
Albertson's, Inc.                                                                  28,700                    551,040
Winn Dixie Stores, Inc.                                                            21,200                    260,972
                                                                                                     ----------------

                                                                                                             812,012
                                                                                                     ----------------

Retail - Miscellaneous Shopping Goods Stores - 2.19%
OfficeMax, Inc.  (a)                                                              105,000                    687,750
                                                                                                     ----------------

Savings Institution, Federally Chartered - 1.39%
Sovereign Bancorp, Inc.                                                            28,000                    438,200
                                                                                                     ----------------

Security & Commodity Brokers, Dealers, Exchanges Services - 2.28%
T. Rowe Price Associates, Inc.                                                     19,000                    717,250
                                                                                                     ----------------

Semiconductors & Related Devices - 3.16%
LSI Logic Corp. (a)                                                               140,000                    991,200
                                                                                                     ----------------

Services - Computer Integrated Systems Design - 4.25%
Computer Sciences Corp.  (a)                                                       18,900                    720,468
Unisys Corp. (a)                                                                   50,000                    614,000
                                                                                                     ----------------

                                                                                                           1,334,468
                                                                                                     ----------------

Services - Computer Processing & Data Preparation - 2.47%
SunGard Data Systems, Inc. (a)                                                     30,000                    777,300
                                                                                                     ----------------

Services - Computer Programming Services - 2.68%
Amdocs Ltd. (a)                                                                    35,100                    842,400
                                                                                                     ----------------

Services - Health Services - 2.38%
Gentiva Health Services, Inc. (a)                                                  83,000                    747,000
                                                                                                     ----------------

See accompanying notes which are an integral part of the financial statements.

IMS Capital Value Fund
Schedule of Investments - continued
June 30, 2003

Common Stocks - 91.29% - continued                                              Shares                    Value

Services - Personal Services - 3.19%
Cendant Corp. (a)                                                                  31,000                  $ 567,920
H & R Block, Inc.                                                                  10,000                    432,500
                                                                                                     ----------------

                                                                                                           1,000,420
                                                                                                     ----------------

Services - Prepackaged Software - 4.11%
Computer Associates International, Inc.                                            38,300                    853,324
Symantec Corp.  (a)                                                                10,000                    438,600
                                                                                                     ----------------

                                                                                                           1,291,924
                                                                                                     ----------------

Services - Skilled Nursing Care Facilities - 1.99%
Manor Care, Inc. (a)                                                               25,000                    625,250
                                                                                                     ----------------

Specialty Cleaning, Polishing and Sanitation Preparations - 1.05%
Clorox Corp.                                                                        7,700                    328,405
                                                                                                     ----------------

Surgical & Medical Instruments & Apparatus - 1.41%
Guidant Corp.                                                                      10,000                    443,900
                                                                                                     ----------------

Telephone Communications (No Radiotelephone) - 5.27%
CenturyTel, Inc.                                                                   31,000                  1,080,350
Sprint Fon Group                                                                   40,000                    576,000
                                                                                                     ----------------

                                                                                                           1,656,350
                                                                                                     ----------------

TOTAL COMMON STOCKS (Cost $23,024,034)                                                                    28,667,945
                                                                                                     ----------------

Money Market Securities - 9.03%
Huntington Money Market Fund - Class A, 0.25%, (Cost $2,836,715) (b)            2,836,715                  2,836,715
                                                                                                     ----------------

TOTAL INVESTMENTS (Cost $25,860,749) - 100.32%                                                          $ 31,504,660
                                                                                                     ----------------

Liabilities in excess of other assets - (0.32%)                                                              (99,862)
                                                                                                     ----------------

TOTAL NET ASSETS - 100.00%                                                                              $ 31,404,798
                                                                                                     ================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2003.
(c) Portion of security is pledged as collateral for call options written.

See accompanying notes which are an integral part of the financial statements.

IMS Capital Value Fund
Schedule of Investments - continued
June 30, 2003

Options Written as of June 30, 2003

                                                                                Shares
                                                                               Subject
Common Stocks / Expiration Date @ Exercise Price                               to Call                    Value
--------------------------------------------------------                     -------------           ----------------

Marvel Enterprises, Inc. / September 2003 @ 20                                     75,800                  $ 144,020

Total (premiums received $104,521)                                                 75,800                  $ 144,020
                                                                                                     ================

See accompanying notes which are an integral part of the financial statements.

IMS Strategic Allocation Fund
Schedule of Investments
June 30, 2003

Unit Investment Trusts - 77.87%                                                 Shares                    Value

iShares S&P MidCap 400 / BARRA Growth Index Fund                                5,400                      $ 552,150
iShares Dow Jones U.S. Telecommunications Sector Index Fund                     8,200                        169,658
iShares S&P MidCap 400 / BARRA Value Index Fund                                 2,800                        248,668
iShares Dow Jones U.S. Energy Sector Index Fund                                 2,200                         94,996
iShares Dow Jones U.S. Healthcare Sector Index Fund                             1,700                         92,565
iShares Goldman Sachs Software Index Fund (a)                                   2,500                         77,750
iShares S&P 500 / BARRA Value Index Fund                                        5,300                        252,810
iShares S&P SmallCap 600 / BARRA Value Index Fund                               5,700                        464,550
iShares S&P SmallCap 600 / BARRA Growth Index Fund                              6,700                        489,100
iShares S&P 500 / BARRA Growth Index Fund                                       12,000                       595,200

TOTAL UNIT INVESTMENT TRUSTS (Cost $2,816,909)                                                             3,037,447
                                                                                                     ----------------

Money Market Securities - 21.72%
Huntington Money Market Fund - Class A, 0.25%, (Cost $847,006) (b)                847,006                    847,006
                                                                                                     ----------------

TOTAL INVESTMENTS (Cost $3,663,915) - 99.59%                                                             $ 3,884,453
                                                                                                     ----------------

Other assets less liabilities - 0.41%                                                                         15,909
                                                                                                     ----------------

TOTAL NET ASSETS - 100.00%                                                                               $ 3,900,362
                                                                                                     ================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the yield at June 30, 2003.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities
June 30, 2003

                                                                              IMS Capital        IMS Strategic
                                                                              Value Fund        Allocation Fund

Assets
Investments in securities, at value                                              $ 31,504,660        $ 3,884,453
  (cost $25,860,749 and $3,663,915 respectively)
Interest receivable                                                                       422                 54
Dividends receivable                                                                   12,262                  -
Receivable for fund shares sold                                                        46,552             18,410
Receivable from Advisor                                                                 3,184             14,625
                                                                          --------------------  -----------------

     Total assets                                                                  31,567,080          3,917,542
                                                                          --------------------  -----------------

Liabilities
Payable for fund shares redeemed                                                          989                  -
Other payables and accrued expenses                                                    17,273             17,180
Call options written (premiums received $104,521)                                     144,020                  -
                                                                          --------------------  -----------------

     Total liabilities                                                                162,282             17,180
                                                                          --------------------  -----------------


Net Assets:
Applicable to 2,235,136 and 369,516 shares
  outstanding, respectively                                                      $ 31,404,798        $ 3,900,362
                                                                          ====================  =================

Net Assets consist of:
Paid in capital                                                                  $ 26,226,617        $ 3,645,029
Accumulated net realized gain (loss) on investments                                  (426,231)            34,795
Net unrealized appreciation (depreciation) on investments                           5,604,412            220,538
                                                                          --------------------  -----------------

                                                                                 $ 31,404,798        $ 3,900,362
                                                                          ====================  =================


Net asset value and offering
  price per share                                                                     $ 14.05            $ 10.56
                                                                          ====================  =================

Redemption price per share (a)                                                        $ 13.98            $ 10.51
                                                                          ====================  =================

(a) The redemption price per share reflects a redemption fee of 0.50% on shares redeemed within 90 days of purchase.

See accompanying notes which are an integral part of the financial statements.

IMS Funds
Statement of Operations

                                                                       IMS Capital         IMS Strategic
                                                                        Value Fund        Allocation Fund

                                                                        Year Ended          Period Ended
                                                                      June 30, 2003        June 30, 2003    (a)

Investment Income
Dividend income                                                             $ 166,683              $ 16,476
Interest income                                                                62,772                   441
                                                                     -----------------   -------------------
  Total Income                                                                229,455                16,917
                                                                     -----------------   -------------------

Expenses
Investment advisor fee                                                        228,957                19,195
Legal expenses                                                                 26,813                 5,021
Administration expenses                                                        24,657                 5,856
Transfer agent expenses                                                        22,673                10,168
Fund accounting expenses                                                       21,699                 6,327
Miscellaneous expenses                                                         11,882                   602
Registration expenses                                                           9,439                11,047
Custodian expenses                                                              7,689                 3,214
Auditing expenses                                                               7,572                 7,030
Trustee expenses                                                                4,229                 2,460
Pricing expenses                                                                4,015                 1,004
Insurance expenses                                                              3,033                     -
Printing expenses                                                               1,184                 1,004
                                                                     -----------------   -------------------
  Total Expenses                                                              373,842                72,928
Reimbursed expenses                                                           (83,372)              (42,945)
                                                                     -----------------   -------------------

Total operating expenses                                                      290,470                29,983
                                                                     -----------------   -------------------

Net Investment Income (Loss)                                                  (61,015)              (13,066)
                                                                     -----------------   -------------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                             320,703                47,861
Net realized gain (loss) on option transactions                              (236,581)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                 4,174,278               220,538
                                                                     -----------------   -------------------

Net realized and unrealized gain (loss) on investment securities            4,258,400               268,399
                                                                     -----------------   -------------------

Net increase (decrease) in net assets resulting from operations           $ 4,197,385             $ 255,333
                                                                     =================   ===================

(a) For period of November 5, 2002 (commencement of operations) through June 30, 2003.

See accompanying notes which are an integral part of the financial statements.

IMS Funds
Statements of Changes In Net Assets

                                                                     IMS Capital                           IMS Strategic
                                                                    Value Fund                           Allocation Fund
                                                                     Year ended         Year ended         Period ended
Increase (Decrease) in Net Assets                                   June 30, 2003     June 30, 2002        June 30, 2003    (a)
Operations                                                        -----------------   -----------------  -------------------
  Net investment income (loss)                                           $ (61,015)       $    39,600             $ (13,066)
  Net realized gain (loss) on investment securities                        320,703           (319,190)               47,861
  Net realized gain (loss) on option transactions                         (236,581)                 -                     -
  Change in net unrealized appreciation (depreciation)                   4,174,278            (47,829)              220,538
                                                                  -----------------   -----------------  -------------------
  Net increase (decrease) in net assets resulting from operations        4,197,385           (327,419)              255,333
                                                                  -----------------   -----------------  -------------------
Distributions
  From net investment income                                               (39,209)                 -                     -
  From net realized gain                                                         -         (1,491,184)                    -
  From return of capital                                                   (31,729)                 -                     -
                                                                  -----------------   -----------------  -------------------
  Total distributions                                                      (70,938)        (1,491,184)                    -
                                                                  -----------------   -----------------  -------------------
Capital Share Transactions
  Proceeds from shares sold                                             14,575,612         13,518,420             4,095,810
  Reinvestment of distributions                                             68,638          1,453,985                     -
  Amount paid for shares repurchased                                    (4,509,797)        (7,498,133)             (450,781)
                                                                  -----------------   -----------------  -------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                            10,134,453          7,474,272             3,645,029
                                                                  -----------------   -----------------  -------------------
Total Increase (Decrease) in Net Assets                                 14,260,900          5,655,669             3,900,362
                                                                  -----------------   -----------------  -------------------
Net Assets
  Beginning of period                                                   17,143,898         11,488,229                     -
                                                                  -----------------   -----------------  -------------------
  End of period                                                       $ 31,404,798       $ 17,143,898           $ 3,900,362
                                                                  =================   =================  ===================
  Accumulated undistributed net
    investment income included
    in net assets at end of period                                             $ -           $ 39,600                   $ -
                                                                  -----------------   -----------------  -------------------
Capital Share Transactions
  Shares sold                                                            1,185,162          1,088,375               416,154
  Shares issued in reinvestment of distributions                             6,063            121,978                     -
  Shares repurchased                                                      (393,648)          (601,161)              (46,638)
                                                                  -----------------   -----------------  -------------------
  Net increase (decrease) from capital transactions                        797,577            609,192               369,516
                                                                  =================   =================  ===================

(a) For period of November 5, 2002 (commencement of operations) through June 30, 2003.

See accompanying notes which are an integral part of the financial statements.

IMS Capital Value Fund
Financial Highlights

                                         Year ended      Year ended    Year ended     Year ended     Period ended      Year ended
                                        June 30, 2003  June 30, 2002  June 30, 2001  June 30, 2000  June 30, 1999(c)  Oct. 31, 1998
                                     ---------------- -------------- -------------- -------------- ----------------- ---------------

Selected Per Share Data
Net asset value, beginning of period       $ 11.93         $ 13.87       $ 13.91        $ 14.56          $ 11.28          $ 12.06
                                     ---------------- -------------- -------------- -------------- ----------------- ---------------
Income from investment operations
  Net investment income (loss)               (0.04)           0.04         (0.05)         (0.05)            0.00            (0.06)
  Net realized and unrealized gain (loss)     2.21           (0.19)         0.50           0.88             3.28             0.12
                                     ---------------- -------------- -------------- -------------- ----------------- ---------------

Total from investment operations              2.17           (0.15)         0.45           0.83             3.28             0.06
                                     ---------------- -------------- -------------- -------------- ----------------- ---------------
Less Distributions to shareholders:
  From net investment income                 (0.03)           0.00          0.00           0.00             0.00            (0.03)
  From net realized gain                      0.00           (1.79)        (0.49)         (1.48)            0.00            (0.81)
  From return of capital                     (0.02)           0.00          0.00           0.00             0.00             0.00
                                     ---------------- -------------- -------------- -------------- ----------------- ---------------

Total distributions                          (0.05)          (1.79)        (0.49)         (1.48)            0.00            (0.84)
                                     ---------------- -------------- -------------- -------------- ----------------- ---------------

Net asset value, end of period             $ 14.05         $ 11.93       $ 13.87        $ 13.91          $ 14.56          $ 11.28
                                     ================ ============== ============== ============== ================= ===============

Total Return                                 18.28%          (1.05)%        3.72%          6.39%           29.08% (b)        2.27%

Ratios and Supplemental Data
Net assets, end of period (000)           $ 31,405        $ 17,144      $ 11,488       $ 11,585         $ 11,608         $ 11,524
Ratio of expenses to average net assets       1.59%           1.59%         1.59%          1.59%            1.59% (a)        1.73%
Ratio of expenses to average net assets
   before waiver & reimbursement              2.05%           2.23%         2.28%          2.08%            2.50% (a)        2.34%
Ratio of net investment income to
   average net assets                        (0.34)%          0.29%        (0.39)%        (0.36)%          (0.04)(a)        (0.53)%
Ratio of net investment income to
   average net assets before waiver &
   reimbursement                             (0.79)%         (0.35)%       (1.09)%        (0.84)%          (0.95)(a)        (1.14)%
Portfolio turnover rate                      44.72%          33.40%        77.87%         75.69%           45.19%           81.74%


(a)  Annualized.
(b)  For periods of less than a full year, total return is not annualized.
(c)  For the period November 1, 1998 through June 30, 1999.

See accompanying notes which are an integral part of the financial statements.

IMS Strategic Allocation Fund
Financial Highlights

                                                                                      Period ended
                                                                                     June 30, 2003 (a)
                                                                                    -----------------

Selected Per Share Data
Net asset value, beginning of period                                                         $ 10.00
                                                                                    -----------------
Income from investment operations
  Net investment income (loss)                                                                 (0.05)
  Net realized and unrealized gain (loss)                                                       0.61
                                                                                    -----------------

Total from investment operations                                                                0.56
                                                                                    -----------------
Less Distributions to shareholders:
  From net investment income                                                                    0.00
  From net realized gain                                                                        0.00
                                                                                    -----------------

Total distributions                                                                             0.00
                                                                                    -----------------

Net asset value, end of period                                                               $ 10.56
                                                                                    =================

Total Return                                                                                    5.60% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                                              $ 3,900
Ratio of expenses to average net assets                                                         1.96% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement                                                                4.75% (c)
Ratio of net investment income to
   average net assets                                                                           0.85% (c)
Ratio of net investment income to
   average net assets before waiver & reimbursement                                            (3.65)(c)
Portfolio turnover rate                                                                       226.36%


(a) For the period November 5, 2002 (Commencement of operations) through June 30, 2003.
(b)  For periods of less than a full year, total return is not annualized.
(c)  Annualized.

See accompanying notes which are an integral part of the financial statements.

                                                             IMS Funds
                                                   Notes to Financial Statements
                                                           June 30, 2003

NOTE 1.  ORGANIZATION

     IMS Capital Value Fund (the "Capital Value Fund") was organized as a diversified series of AmeriPrime Funds (the "Trust") on July 25, 1996 and commenced operations on August 5, 1996. The IMS Strategic Allocation Fund (the "Strategic Allocation Fund") was organized as a non-diversified series of the Trust on September 30, 2002 and commenced operations on November 5, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment objective of the Capital Value Fund is to provide long-term growth from capital appreciation, dividends and interest. The investment objective of the Strategic Allocation Fund is to provide long-term growth from capital appreciation, dividends and interest. The investment advisor of each Fund is IMS Capital Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Advisor, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Option writing - When each Fund writes an option, an amount equal to the premium received by each Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether each Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

                                                             IMS Funds
                                                   Notes to Financial Statements
                                                           June 30, 2003

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

     Federal Income Taxes - Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - Each Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

     Other - Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in-capital for the Capital Value Fund and to realized gains for the Strategic Allocation Fund.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Each Fund retains IMS Capital Management, Inc. to manage the Fund's investments. Carl W. Marker, Chairman and President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages each Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.26% of the average daily net assets of each Fund. For the year ended June 30, 2003, the Advisor earned a fee of $228,957 from the Capital Value Fund. For the period of November 5, 2002 (commencement of operations) through June 30, 2003, the Advisor earned a fee of $19,195 from the Strategic Allocation Fund.

     The Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse expenses of each Fund, but only to the extent necessary to maintain total operating expenses (excluding brokerage costs, borrowing costs, taxes and extraordinary expenses) at 1.59% of average daily net assets with respect to the Capital Value Fund, and 1.96% of average daily net assets with respect to the Strategic Allocation Fund through October 31, 2006. The Advisor has also agreed to reimburse organizational expenses of the Strategic Allocation Fund. For the year ended June 30, 2003, the Advisor reimbursed expenses of $83,372 for the Capital Value Fund. For the period of November 5, 2002 (commencement of operations) through June 30, 2003, the Advisor reimbursed expenses of $42,945 for the Strategic Allocation Fund. With respect to the Strategic Allocation Fund, any waiver or reimbursement of organizational or operating expenses by the Advisor is subject to repayment by the Fund within the three fiscal years following the year ending June 30, 2003, if the Fund is able to make the payment without exceeding the above described expense limitations.

     Each Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage each Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel.

                                                             IMS Funds
                                                   Notes to Financial Statements
                                                           June 30, 2003

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

     For those services Unified receives a monthly fee from each Fund equal to an annual rate of 0.10% of each Fund's average daily net assets under $50 million, 0.075% of each Fund's average daily net assets from $50 million to $100 million, and 0.05% of each Fund's average daily net assets over $100 million (subject to a minimum fee of $2,500 per month). For the year ended June 30, 2003, Unified earned $24,657 from the Capital Value Fund. For the period of November 5, 2002 (commencement of operations) through June 30, 2003, Unified earned $5,856 from the Strategic Allocation Fund.

     Each Fund also retains Unified to act as each Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from each Fund of $1.20 per shareholder (subject to a minimum monthly fee of $900) for these transfer agency services. For the year ended June 30, 2003, Unified earned $22,673 from the Capital Value Fund. For the period of November 5, 2002 (commencement of operations) through June 30, 2003, Unified earned $10,168 from the Strategic Allocation Fund. For its services as fund accountant, Unified receives an annual fee from each Fund equal to 0.0275% of the Fund's assets up to $100 million, and 0.025% of the Fund's assets from $100 million to $300 million, and 0.02% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,100 per month for assets of $20 million to $100 million). For the year ended June 30, 2003, Unified earned $21,699 from the Capital Value Fund. For the period of November 5, 2002 (commencement of operations) through June 30, 2003, Unified earned $6,327 from the Strategic Allocation Fund. Certain Trustees and the officers of the Trust are members of management, employees, and/or shareholders of Unified.

     Each Fund retains Unified Financial Securities, Inc., (the "Distributor") a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares. Prior to March 18, 2003, Capital Research Brokerage, LLC ("Capital Research") was the distributor for the Capital Value Fund. For the period of July 1, 2002 through March 17, 2003, no payments were made to Capital Research from the Capital Value Fund. There were no payments made to the Distributor for the period of March 18, 2003 through June 30, 2003 from the Capital Value Fund and for the period ended June 30, 2003 from the Strategic Allocation Fund. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor), and may be deemed to be affiliates of the Distributor.

NOTE 4.  INVESTMENTS

     Capital Value Fund. For the year ended June 30, 2003, purchases and sales of investment securities, other than short-term investments, aggregated $16,718,327 and $7,947,927, respectively. As of June 30, 2003, the gross unrealized appreciation for all securities totaled $5,982,741 and the gross unrealized depreciation for all securities totaled $439,952 for net unrealized appreciation of $5,542,789. The aggregate cost of securities for federal income tax purposes at June 30, 2003 was $25,817,851. The difference between book cost and tax cost consists of wash sales in the amount of $61,623.

     Strategic Allocation Fund. For the period of November 5, 2002 (commencement of operations) through June 30, 2003, purchases and sales of investment securities, other than short-term investments, aggregated $7,857,859 and $5,088,811, respectively. As of June 30, 2003, the gross unrealized appreciation for all securities totaled $177,168 and the gross unrealized depreciation for all securities totaled $0 for net unrealized appreciation of $177,168. The aggregate cost of securities for federal income tax purposes at June 30, 2003 was $3,707,285. The difference between book cost and tax cost consists of wash sales in the amount of $43,370.

                                                            IMS Funds
                                                  Notes to Financial Statements
                                                           June 30,2003

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2003, National Financial Securities Corp. held 26.99% of the Capital Value Fund in an omnibus account for the benefit of others. As of June 30, 2003, National Financial Securities Corp. held 56.13% of the Strategic Allocation Fund in an omnibus account for the benefit of others.


NOTE 7. LOSS CARRYFORWARDS

     Capital Value Fund. At June 30, 2003, the Capital Value Fund had available for federal tax purposes an unused capital loss carryforward of $309,394, which expires in 2010. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders.


NOTE 8. DISTRIBUTION TO SHAREHOLDERS

     Capital Value Fund. On December 12, 2002, a distribution of $0.0492 was declared. The dividend was paid on December 12, 2002, to shareholders of record on December 11, 2002.

     The tax character of distributions paid during fiscal years 2003 and 2002 was as follows.

Distributions paid from:                           2003                2002
                                              ----------------    ----------------
        Ordinary income                              $ 39,209                 $ -
        Short-term Capital Gain                             -             194,339
        Long-term Capital Gain                              -           1,296,845
        Return of Capital                              31,729                   -
                                              ----------------    ----------------
                                                     $ 70,938         $ 1,491,184
                                              ================    ================

                                                             IMS Funds
                                                   Notes to Financial Statements
                                                           June 30, 2003

NOTE 8. DISTRIBUTION TO SHAREHOLDERS- continued

     Strategic Allocation Fund. The Strategic Allocation Fund paid no income or capital gain distributions for the period ended June 30, 2003.

     As of June 30, 2003, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

                                               Capital Value Fund              Strategic Allocation Fund
                                               --------------------           ----------------------------
Undistributed ordinary
     income/(accumulated losses)                               $ -                               $ 78,165
Undistributed long-term capital
     gain/(accumulated losses)                            (364,608)                                     -
Unrealized appreciation/(depreciation)                   5,542,789                                177,168
                                               --------------------           ----------------------------
                                               --------------------           ----------------------------
                                                       $ 5,178,181                              $ 255,333
                                               ====================           ============================



     The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.


NOTE 9. CALL OPTIONS WRITTEN

     As of June 30, 2003, portfolio securities valued at $1,447,780 were segregated by the custodian for call options written by the Capital Value Fund.

     Transactions in options written during the year ended June 30, 2003 for the Capital Value Fund were as follows:

                                                              Number
                                                                of           Premiums
                                                            Contracts        Received
                                                           -------------   --------------

Options outstanding at June 30, 2002                                  -              $ -

Options written                                                     758          104,521

Options terminated in closing purchase transactions                   -                -

Options expired                                                       -                -

Options exercised                                                     -                -
                                                           -------------   --------------

Options outstanding at June 30, 2003                                758        $ 104,521
                                                           =============   ==============

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust (Unaudited).

------------------------ ---------------------------------------- ------------------------------- --------------------
                                                                                                       Number of
 Name, Age and Address   Position(s) Held with the Fund Complex1      Length of Time Served       Portfolios in Fund
                                                                                                   Complex1 Overseen
                                                                                                      by Trustee
------------------------ ---------------------------------------- ------------------------------- --------------------
------------------------ ---------------------------------------- ------------------------------- --------------------
Timothy Ashburn2            President, Secretary and Trustee      President and Secretary since           24
1104 Buttonwood Court                                                October 2002; Trustee of
Lexington, KY  40515                                                AmeriPrime Advisors Trust
                                                                       since November 2002,
Year of Birth: 1950                                                   AmeriPrime Funds since
                                                                    December 2002, and Unified
                                                                    Series Trust since October
                                                                               2002
------------------------ ---------------------------------------- ------------------------------- --------------------
----------------------------------------------------------------- ----------------------------------------------------

           Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------- ----------------------------------------------------
----------------------------------------------------------------- ----------------------------------------------------
Chairman  of Unified  Financial  Services,  Inc.  since 1989 and           Unified Financial Services, Inc.
Chief  Executive  Officer  from  1989 to 1992  and 1994 to April                      since 1989
2002;  President of Unified  Financial  Services  from  November
1997 to April 2000.
----------------------------------------------------------------- ----------------------------------------------------
------------------------ ---------------------------------------- ------------------------------- --------------------

                                                                                                       Number of
 Name, Age and Address   Position(s) Held with the Fund Complex1      Length of Time Served       Portfolios in Fund
                                                                                                   Complex1 Overseen
                                                                                                      by Trustee
------------------------ ---------------------------------------- ------------------------------- --------------------
------------------------ ---------------------------------------- ------------------------------- --------------------
Ronald C. Tritschler3                    Trustee                   Trustee of AmeriPrime Funds            24
2361 Old Hickory Lane                                                and Unified Series Trust
Lexington, KY 40515                                                  since December 2002 and
                                                                    AmeriPrime Advisors Trust
Year of Birth:  1952                                                   since November 2002
------------------------ ---------------------------------------- ------------------------------- --------------------
----------------------------------------------------------------- ----------------------------------------------------

           Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------- ----------------------------------------------------
----------------------------------------------------------------- ----------------------------------------------------
Chief Executive Officer,  Director and legal counsel of The Webb                         None
Companies,   a  national  real  estate  company,  from  2001  to
present;  Executive  Vice  President  and  Director  of The Webb
Companies from 1990 to 2000; Director,  The Lexington Bank, from
1998 to present;  Director, Vice President and legal counsel for
The  Traxx  Companies,  an owner  and  operator  of  convenience stores, from 1989 to present.
----------------------------------------------------------------- ----------------------------------------------------
------------------------ ---------------------------------------- ------------------------------- --------------------

                         Position(s) Held with the Fund Complex1      Length of Time Served            Number of
 Name, Age and Address                                                                            Portfolios in Fund
                                                                                                   Complex1 Overseen
                                                                                                      by Trustee
------------------------ ---------------------------------------- ------------------------------- --------------------
------------------------ ---------------------------------------- ------------------------------- --------------------
Thomas G. Napurano        Treasurer and Chief Financial Officer       Since October 2002 for              N/A
2424 Harrodsburg Road                                                  AmeriPrime Funds and
Lexington, KY  40503                                                AmeriPrime Advisors Trust;
                                                                     since December 2002 for
Year of Birth:  1941                                                   Unified Series Trust
------------------------ ---------------------------------------- ------------------------------- --------------------
----------------------------------------------------------------- ----------------------------------------------------

           Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------- ----------------------------------------------------
----------------------------------------------------------------- ----------------------------------------------------
Chief Financial Officer and Executive Vice President of Unified                           N/A
Financial Services, Inc., the parent company of the Trust's
administrator and principal underwriter; member of the board of directors of Unified Financial Services, Inc. from 1989 to
March 2002.
----------------------------------------------------------------- ----------------------------------------------------
------------------------ ---------------------------------------- ------------------------------- --------------------

                                                                                                       Number of
 Name, Age and Address              Position(s) Held                  Length of Time Served           Portfolios
                                       with Trust                                                  in Fund Complex1
                                                                                                  Overseen by Trustee
------------------------ ---------------------------------------- ------------------------------- --------------------
------------------------ ---------------------------------------- ------------------------------- --------------------
Carol Highsmith                    Assistant Secretary                Since October 2002 for             N/A
431 N. Pennsylvania St.                                            AmeriPrime Funds and AmeriPrime
Indianapolis, IN 46204                                                Advisors Trust; since
                                                                        December 2002 for
                                                                       Unified Series Trust
Year of Birth:  1964
------------------------ ---------------------------------------- ------------------------------- --------------------
----------------------------------------------------------------- ----------------------------------------------------

           Principal Occupations During Past 5 Years                           Other Directorships Held
----------------------------------------------------------------- ----------------------------------------------------
----------------------------------------------------------------- ----------------------------------------------------
Employed by Unified Fund Services, Inc. (November 1994 to                                None
present); Vice President and Asst. Secretary of Lindbergh
Funds; Asst. Secretary of AmeriPrime Funds and AmeriPrime
Advisors Trust (October 2002 to present).
----------------------------------------------------------------- ----------------------------------------------------

     1 The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust, and Unified Series Trust.

     2 Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is Chairman and a director of Unified Financial Securities, Inc., the principal underwriter for certain funds in the Fund Complex.

     3 Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the principal underwriter for certain funds in the Fund Complex.

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940 (Unaudited).

------------------------------ ---------------------------------- ----------------------- -------------------------
Name, Age and Address           Position(s) Held with the Fund    Length of Time Served   Number of Portfolios in
                                           Complex1                                        Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Gary E. Hippenstiel                         Trustee               Trustee of AmeriPrime              24
600 Jefferson Street                                                Funds since 1995,
Suite 350                                                          AmeriPrime Advisors
Houston, TX  77002                                                Trust since July 2002
                                                                    and Unified Series
Year of Birth:  1947                                               Trust since December
                                                                           2002
------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------

           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Director,  Vice President and Chief Investment Officer of Legacy                        None
Trust Company, N.A. since 1992.
----------------------------------------------------------------- -------------------------------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------

                               Position(s) Held                   Length of Time Served   Number of Portfolios in
    Name, Age and Address           with the Fund Complex1                                     Fund Complex1
                                                                                            Overseen by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Stephen A. Little                           Trustee               Trustee of AmeriPrime              24
3647 Totem Lane                                                     Funds and Unified
Indianapolis, IN 46208                                              Series Trust since
Year of Birth:  1946                                                December 2002 and
                                                                   AmeriPrime Advisors
                                                                   Trust since November
                                                                           2002
------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------

           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
President and founder, The Rose, Inc., a registered investment                          None
advisor, since April 1993.
----------------------------------------------------------------- -------------------------------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------

                                Position(s) Held with the Fund                            Number of Portfolios in
    Name, Age and Address                  Complex1               Length of Time Served    Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Daniel Condon                               Trustee               Trustee of AmeriPrime              24
2385 The Woods Lane                                                 Funds and Unified
Lexington, KY 40502                                                 Series Trust since
                                                                    December 2002 and
Year of Birth:  1950                                               AmeriPrime Advisors
                                                                   Trust since November
                                                                           2002
------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------

           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Vice  President and General  Manager,  International  Crankshaft                        None
Inc., an automotive  equipment  manufacturing  company,  1990 to
present;   Trustee,  The  Unified  Funds,  from  1994  to  2002;
Trustee,  Star Select  Funds,  a REIT mutual fund,  from 1997 to
2000.
----------------------------------------------------------------- -------------------------------------------------

     1 The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and Unified Series Trust.

                                                    INDEPENDENT AUDITOR'S REPORT



To The Shareholders and
Board of Trustees
IMS Capital Value Fund
IMS Strategic Allocation Fund
(series' of AmeriPrime Funds)

     We have audited the accompanying statements of assets and liabilities of IMS Capital Value Fund and IMS Strategic Allocation Fund, including the schedules of portfolio investments, as of June 30, 2003, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of June 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of IMS Capital Value Fund and IMS Strategic Allocation Fund as of June 30, 2003, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.



/s/ McCurdy & Associates CPA's, Inc.
McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
July 16, 2003

Item 2.  Code of Ethics.  Not applicable.



Item 3.  Audit Committee Financial Expert. Not applicable.



Item 4.  Principal Accountant Fees and Services.  Not applicable.


Items 5-6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.


Item 8. Reserved.

Item 9.  Controls and Procedures.

     (a) Based on an evaluation of the registrant's disclosure controls and procedures as of June 30, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

     (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

[Applies to annual and semi-annual reports.]  .

Item 10.  Exhibits.
(a)(1)   Not applicable.[see Item 2.]
(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.
(b)      Certification required by Item 10(b) of Form N-CSR is filed herewith.



     (a)(1) Annual reports only: Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. (registrant may file the Code of Ethics, or state in the annual report that 1) the Code is available on website (give address) or 2) state that the Code is available on request without charge, and explain how to request a copy.


     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

     (b)  Provide the 906  Certification  as  required  by Rule  30a-2(b).

                                     SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)AmeriPrime Funds


/s/ Timothy Ashburn
Timothy Ashburn, President

Date  8/27/03

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Timothy Ashburn
Timothy Ashburn, President

Date  8/27/03


/s/ Thomas Napurano
Thomas Napurano, Chief Financial Officer

Date  8/27/03